Thornburg Limited
Term Municipal Fund California Portfolio

Annual Report
June 30, 2002

Thornburg Limited Term Municipal Fund California Portfolio
All data as of 6/30/02

Fund facts   Thornburg Limited Term Municipal Fund California Portfolio

                                Thornburg           Thornburg             Thornburg
                              Limited Term         Limited Term          Limited Term
                           Municipal Fund CA     Municipal Fund CA     Municipal Fund CA
                                A Shares             C Shares              I Shares

SEC Yield                        2.23%                 1.85%                 2.61%
Taxable Equiv. Yields            4.00%                 3.32%                 4.69%
NAV                            $12.96                $12.97                $12.97
Max. Offering Price            $13.16                $12.97                $12.97

Total returns   (Annual Average - After Subtracting Maximum Sales Charge)

One Year                        3.50%                  4.60%                 5.48%
Three Year                      4.18%                  4.27%                 5.08%
Five Year                       4.21%                  4.10%                 4.89%
Ten Year                        4.72%                   N/A                   N/A
Since Inception                 5.47%                  4.34%                 5.07%
Inception Date                  2/19/87                9/1/94                4/1/97

Taxable equivalent yields assume a 38.6% marginal federal tax rate and a 9.30% state of California marginal tax rate. Portions of the income of the fund may be subject to the alternative minimum tax. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Fund's Class A Shares is 1.50%. The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders
August 2, 2002

Dear Fellow Shareholder:

I am pleased to present the Annual Report for the California Portfolio of Thornburg Limited Term Municipal Fund. The net asset value of the A shares increased by 17 cents to $12.96 during the year ending June 30, 2002.If you were with us for the entire period, you received dividends of 46 cents per share. If you reinvested dividends, you received 47 cents per share. Investors who owned C shares received dividends of 41 and 42 cents per share respectively.

Over the last year, interest rates on high quality municipal bonds have fallen substantially. Initially, interest rates fell because the U.S. economy was in the midst of a recession and the Federal Reserve responded by lowering key short-term interest rates. Since then, the U.S. economy has substantially recovered, but failing investor confidence, disclosures of criminal behavior on the part of corporate leaders, and a tidal wave of corporate bankruptcies have kept the lid on U.S. interest rates. Amid the turmoil in the corporate stock and bond markets, investors have flocked to the safety of high quality municipal bonds. Since we have kept the credit quality of the portfolio high, the prices of the bonds owned by the fund have increased.

The Fund also benefited from its position at the front of the yield curve. Virtually all of the bonds owned by the fund will mature over the next ten years. Over the last year, interest rates on short-term bonds such as those owned by the fund have fallen more than interest rates on longer-term bonds. This positioning has helped propel the Fund to very favorable performance.

Your Thornburg Limited Term Municipal Fund, California Portfolio is a laddered portfolio of over 150 municipal obligations from various parts of the state. Approximately 98% of the bonds are rated A or better by one of the major rating agencies. Today, your fund's weighted average maturity is 4.6 years, and we always keep it below 5 years. As you know, we "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. The following chart describes the percentages of your fund's bond portfolio maturing in each of the coming years:

          % of portfolio                   Cumulative %
          maturing within                maturing by end of

             1 years = 22%                 year 1 = 22%
         1 to 2 years = 8%                 year 2 = 30%
        2 to 3 years = 10%                 year 3 = 40%
         3 to 4 years = 9%                 year 4 = 49%
         4 to 5 years = 8%                 year 5 = 57%
         5 to 6 years = 7%                 year 6 = 64%
         6 to 7 years = 7%                 year 7 = 71%
         7 to 8 years = 6%                 year 8 = 77%
        8 to 9 years = 10%                 year 9 = 87%
        9 to 10 years = 9%                year 10 = 96%

As of 06/30/02. Portfolio holdings can and do vary over time.


Yields on money market funds continue to be extremely low. As of August 1st, the average taxable money market fund is yielding 1.28%. If you are an investor in the 35% federal tax bracket, that leaves you with only 0.83% after state and federal taxes! To see how your fund has performed over time relative to the money market fund averages, turn to the back of this report.

We believe that the U.S. economy will continue to grow over the next year, despite a dramatic loss of investor confidence. The combined forces of low interest rates, tax cuts, higher government spending, and a lower dollar should keep our economy on the recovery path and eventually lead to somewhat higher inflation and interest rates. We believe that this process may take some time to unfold, and the Thornburg Limited Term Municipal Fund, California Portfolio is positioned well in the meantime.

On the credit front, California is facing a two-year budget gap of approximately $24 billion. The gap is caused by a number of factors, most notably billions of dollars of power purchases and an over-reliance upon income and capital gains taxes. The Governor's budget proposes closing half the gap through spending cuts, increased federal funding, and revenue enhancements. The rest of the deficit would be closed through a number of one-time measures including the securitization of tobacco settlement payments, loans, transfers, and fund shifts. Long-term structural budget balance will require either a rapidly improving economy, more spending cuts, or significant tax increases, none of which seem to be right around the corner. We believe the state and some local entities may see some further credit deterioration before they stabilize. Ultimately, California can rely upon its large, diverse economy and relatively low debt levels to restore economic and budgetary balance. In the meantime, we will keep credit quality and credit diligence high to protect the Fund in the current environment.

Investors should be very pleased with their investment in the Thornburg Limited Term Municipal Fund, California Portfolio. The Fund has proven to be one of the few true "ports in a storm." Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform well in varying interest rate environments. Thank you for investing in Thornburg Limited Term Municipal Fund, California Portfolio.

Sincerely,




George Strickland
Portfolio Manager



Past performance cannot guarantee future results.

Statement of assets and liabilities

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

June 30, 2002

ASSETS
Investments at value (cost $135,766,448) ......................   $ 140,800,868
Cash ..........................................................         261,098
Receivable for investments sold ...............................       1,840,663
Receivable for fund shares sold ...............................       1,857,175
Interest receivable ...........................................       1,964,543
Prepaid expenses and other assets .............................           1,772
         Total Assets .........................................     146,726,119

LIABILITIES
Payable for investments purchased .............................       4,905,161
Payable for fund shares redeemed ..............................          62,527
Accounts payable and accrued expenses .........................         120,891
Payable to investment advisor (Note 3) ........................          69,428
Dividends payable .............................................         118,070
         Total Liabilities ....................................       5,276,077

NET ASSETS ....................................................   $ 141,450,042

Net assets consist of:
         Net Unrealized Appreciation ..........................       5,034,420
         Undistributed Net Investment Income ..................           2,957
         Accumulated Net Realized Loss ........................        (888,637)
         Net Capital paid in on shares of beneficial interest .     137,301,302
                                                                  $ 141,450,042

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($115,236,862 applicable to 8,891,158 shares of beneficial interest
outstanding - Note 4)                                             $       12.96

Maximum sales charge, 1.50%
of offering price                                                          0.20
Maximum Offering Price Per Share                                  $       13.16

Class C Shares:
Net asset value and offering price per share ($16,080,616
applicable to 1,239,401 shares of beneficial interest
outstanding - Note 4)                                             $       12.97

Class I Shares:
Net asset value, offering and redemption price per share
($10,132,564 applicable to 781,253 shares of beneficial
interest outstanding - Note 4)                                    $       12.97
See notes to financial statements.

Statement of operations

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

Year Ended June 30, 2002

INVESTMENT INCOME:
Interest income (net of premium amortized
of $767,071)                                                      $   5,479,724

EXPENSES:
Investment advisory fees (Note 3)                                       599,810
Administration fees (Note 3)
         Class A Shares .........................................       127,216
         Class C Shares .........................................        13,345
         Class I Shares .........................................         3,757
Distribution and service fees (Note 3)
         Class A Shares .........................................       254,431
         Class C Shares .........................................       106,928
Transfer agent fees (Note 3)
         Class A Shares .........................................        45,735
         Class C Shares .........................................        15,524
         Class I Shares .........................................        14,582
Custodian fees ..................................................        68,952
Professional fees ...............................................        10,829
Accounting fees .................................................         9,966
Director fees ...................................................         6,361
Other expenses ..................................................        16,910

                  Total Expenses ................................     1,294,346
Less:
         Expenses reimbursed by investment advisor (Note 3) .....       (23,628)
         Distribution and service fees waived (Note 3) ..........       (51,159)
         Expenses paid indirectly ...............................       (12,582)

                  Net Expenses ..................................     1,206,977

                  Net Investment Income .........................     4,272,747

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (Note 5)
Net realized gain on investments sold ...........................        96,064
Increase in unrealized appreciation of investments ..............     1,489,825

                  Net Realized and Unrealized
                  Gain on Investments                                 1,585,889

                  Net Increase in Net Assets Resulting
                  From Operations                                 $   5,858,636

See notes to financial statements.

Statements of changes in net assets

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                                                          Year Ended        Year Ended
                                                                         June 30, 2002     June 30, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ................................................   $   4,272,747    $   4,235,796
Net realized gain on investments sold ................................          96,064          112,812
Increase in unrealized appreciation of investments ...................       1,489,825        1,398,687

                  Net Increase in Net Assets Resulting from Operations       5,858,636        5,747,295

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares ..............................................      (3,641,689)      (3,716,463)
         Class C Shares ..............................................        (333,629)        (258,679)
         Class I Shares ..............................................        (294,472)        (260,654)

FUND SHARE TRANSACTIONS (Note 4): ....................................
         Class A Shares                                                     24,187,536       (1,660,820)
         Class C Shares ..............................................       9,557,877       (1,122,503)
         Class I Shares ..............................................       4,506,387         (357,750)

                  Net Increase (Decrease) in Net Assets ..............      39,840,646       (1,629,574)

NET ASSETS:
         Beginning of year                                                 101,609,396      103,238,970

         End of year .................................................   $ 141,450,042    $ 101,609,396

See notes to financial statements.

Notes to financial statements

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

June 30, 2002

Note 1 - Organization
Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio and California Portfolio (the "Portfolio"). The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from Federal income tax as is consistent with preservation of capital. In addition, the California Portfolio will invest primarily in Municipal Obligations originating in California with the object of obtaining exemption of interest dividends from any income taxes imposed by California on individuals.

The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent applicable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to service and distribution fees, administrative fees, and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices (normally at 4 p.m. EST) or at the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ended June 30, 2002, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has entered into an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended June 30, 2002, the Adviser voluntarily waived investment advisory fees of $8,765 and reimbursed certain class specific transfer agent and administrative fees of $1,864 for Class A and $12,999 for Class I, respectively.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the year ended June 30, 2002 the Distributor has advised the Portfolio that it earned commissions aggregating $2,147 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $390 from redemptions of Class C shares of the Portfolio.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares, under which the Fund can compensate the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and Class C distribution fees waived by the Distributor for the year ended June 30, 2002 are set forth in the statement of operations.

Included in the statement of operations under the caption custodian fees are expense offsets of $12,582 from credits on cash balances maintained on deposit.

Certain officers and directors of the Fund are also officers and /or directors of the Adviser and the Distributor. The compensation of unaffiliated directors is borne by the Fund. Note 4 - Shares of Beneficial Interest At June 30, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                       Year Ended June 30, 2002        Year Ended June 30, 2001
Class A Shares                          Shares         Amount           Shares         Amount

Shares sold ....................      2,888,793    $ 37,226,901       961,071      $ 12,244,958
Shares issued to
shareholders in reinvestment
 of distributions ..............        195,828       2,523,069         201,593       2,564,998
Shares repurchased .............     (1,208,763)    (15,562,434)     (1,296,268)    (16,470,776)

Net Increase (Decrease) ........      1,875,858    $ 24,187,536        (133,604)   $ (1,660,820)

Class C Shares

Shares sold ....................        780,669    $ 10,078,776          44,817    $    573,681
Shares issued to shareholders
in reinvestment of distributions         16,362         210,986          14,641         186,407
Shares repurchased .............        (57,081)       (731,885)       (147,964)     (1,882,591)

Net Increase (Decrease) ........        739,950    $  9,557,877         (88,506)   $ (1,122,503)

Class I Shares

Shares sold ....................        506,711    $  6,532,257          91,218    $  1,161,295
Shares issued to shareholders
in reinvestment of distributions         19,974         257,579          18,891         240,449
Shares repurchased .............       (176,918)     (2,283,449)       (138,510)     (1,759,494)

Net Increase (Decrease) ........        349,767    $  4,506,387         (28,401)   $   (357,750)


Note 5 - Securities Transactions
For the year ended June 30, 2002, the Portfolio had purchase and sale transactions (excluding short-term securities) of $65,791,390 and $27,924,015, respectively.

Note 6 - Income Taxes
At June 30, 2002, information on the tax components of capital is as follows:
         Cost of investments for tax purposes        $  135,766,448
         Gross tax unrealized appreciation                5,054,047
         Gross tax unrealized depreciation                  (19,627)
         Net tax unrealized appreciation on
         investment                                  $    5,034,420

         Undistributed tax exempt income             $      121,027

At June 30, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows: Capital loss carryovers expiring in:

         2003     $      94,424
         2004           373,652
         2008           205,990
         2009           214,571
         Total    $     888,637

The Fund utilized $96,064 of capital loss carry forwards during the year ended June 30, 2002. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Dividends paid by the Portfolio for the year ended June 30, 2002 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.

FINANCIAL HIGHLIGHTS

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                                                                   Year Ended June 30,
                                                              2002          2001          2000          1999          1998

CLASS A SHARES:
Per share operating performance

(for a share outstanding throughout the year)
Net asset value, beginning of year ...................   $    12.79    $    12.59    $    12.75    $    12.90    $    12.75
Income from investment operations:
         Net investment income .......................         0.46          0.54          0.54          0.53          0.55
         Net realized and unrealized
gain (loss) on investments ...........................         0.17          0.20         (0.16)        (0.15)         0.15

Total from investment operations .....................         0.63          0.74          0.38          0.38          0.70

Less dividends from:
Net investment income ................................        (0.46)        (0.54)        (0.54)        (0.53)        (0.55)

Change in net asset value ............................         0.17          0.20         (0.16)        (0.15)         0.15

Net asset value, end of year .........................   $    12.96    $    12.79    $    12.59   $     12.75    $    12.90

Total return (a) .....................................         5.03%         6.00%         3.10%         2.97%         5.57%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income ................................         3.58%         4.26%         4.28%         4.11%         4.25%
         Expenses, after expense reductions ..........         1.00%(b)      0.99%         0.99%         0.99%         1.00%
         Expenses, before expense reductions .........         1.01%         1.05%         1.01%         1.02%         1.04%

Portfolio turnover rate ..............................        25.16%        15.45%        21.34%        21.71%        21.21%
Net assets at end of year (000) .....................    $  115,237    $   89,967     $  90,035    $  113,835    $  122,231


(a)      Sales loads are not reflected in computing total return.

(b) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets after expense reductions and net of custody credits would have been .99%

Financial highlights

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                                                                Year Ended June 30,
                                                              2002       2001       2000      1999       1998

CLASS C SHARES:
Per share operating performance

(for a share outstanding throughout the year)
Net asset value, beginning of year ...................   $   12.80  $   12.61  $   12.76  $   12.91  $   12.76
Income from investment operations:
    Net investment income ............................        0.41       0.49       0.49       0.48       0.50
    Net realized and unrealized
    gain (loss) in investments .......................        0.17       0.19      (0.15)     (0.15)      0.15

Total from investment operations .....................        0.58       0.68       0.34       0.33       0.65

Less dividends from:
    Net investment income ............................       (0.41)     (0.49)     (0.49)     (0.48)     (0.50)

Change in net asset value ............................        0.17       0.19      (0.15)     (0.15)      0.15

Net asset value, end of year .........................   $   12.97  $   12.80  $   12.61  $   12.76  $   12.91

Total return .........................................        4.60%      5.49%      2.73%      2.56%      5.14%

Ratios/Supplemental Data Ratios to average net assets:
                  Net investment income ..............        3.15%      3.86%      3.88%      3.70%      3.85%
                  Expenses, after expense reductions .        1.38%(a)   1.40%      1.40%      1.40%      1.40%
                  Expenses, before expense reductions         1.86%      2.01%      1.94%      1.92%      1.97%

Portfolio turnover rate ..............................       25.16%     15.45%     21.34%     21.71%     21.21%
Net assets at end of year (000)                          $  16,081  $   6,392  $   7,411  $   7,892  $   7,843

(a) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets after expense reductions and net of custody credits would have been 1.37%

Financial highlights

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

                                                                         Year Ended June 30,
                                                              2002       2001      2000       1999       1998

CLASS I SHARES:
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................   $   12.79  $   12.60  $   12.75  $   12.90  $   12.75
Income from investment operations:
Net investment income ................................        0.51       0.59       0.58       0.58       0.59
         Net realized and unrealized
gain (loss) on investments ...........................        0.18       0.19      (0.15)     (0.15)      0.15

Total from investment operations .....................        0.69       0.78       0.43       0.43       0.74

Less dividends from:
Net investment income ................................       (0.51)     (0.59)     (0.58)     (0.58)     (0.59)

Change in net asset value ............................        0.18       0.19      (0.15)     (0.15)      0.15

Net asset value, end of year .........................   $   12.97  $   12.79  $   12.60  $   12.75  $   12.90

Total return .........................................        5.48%      6.28%      3.50%      3.33%      5.93%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income ................................        3.92%      4.60%      4.60%      4.45%      4.60%
                  Expenses, after expense reductions .        0.66%(a)   0.65%      0.65%      0.65%      0.65%
                  Expenses, before expense reductions         0.84%      0.98%      0.79%      0.78%      0.92%

Portfolio turnover rate ..............................       25.16%     15.45%     21.34%     21.71%     21.21%
Net assets at end of year (000)                          $  10,133  $   5,520  $   5,793  $  12,724  $   8,284

(a) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets after expense reductions and net of custody credits would have been .65%

Schedule of Investments
Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
June 30, 2002

CUSIPS:  Class A - 532-723-202, Class C - 532-723-707, Class I - 532-723-889
NASDAQ Symbols: Class A - LTCAX, Class C - LTCCX, Class I - LTCIX
435,000        Abag Finance Authority For Nonprofit Corps Revenue, 4.75% due 10/1/2011 (California     A3/NR       $ 455,549
               School of Mechanical Arts Project)
455,000        Abag Finance Authority For Nonprofit Corps Revenue, 4.75% due 10/1/2012 (California     A3/NR         473,346
               School of Mechanical Arts Project)
295,000        Alum Rock Union Elementary School District General Obligation Refunding Bonds, 8.00%    Aaa/AAA       356,581
               due 9/1/2006 (Insured: FGIC)
380,000        Alum Rock Union Elementary School District General Obligation Refunding Bonds, 8.00%    Aaa/AAA       470,771
               due 9/1/2007 (Insured: FGIC)
550,000        Anaheim California City School District, 3.25% due 8/1/2004 (Insured: FGIC)             NR/AAA        564,613
750,000        Bay Area Government Associates California Lease Series 2002 1, 5.00% due 7/1/2004       NA/AAA        792,128
               (Insured: AMBAC)
785,000        Bay Area Government Associates California Lease Series 2002 1, 5.00% due 7/1/2005       NA/AAA        841,669
               (Insured: AMBAC)
765,000        Bay Area Government Associates California Lease Series 2002 1, 4.00% due 7/1/2006       NA/AAA        799,111
               (Insured: AMBAC)
1,000,000      Berkeley Health Facility Revenue, 6.55% due 12/1/2022 pre-refunded 12/1/02 (Alta        A2/A+       1,041,390
               Bates Medical Center Project)
1,000,000      California Department Water Resources Revenue, 5.25% due 12/1/2005 (Central Valley      Aa2/AA      1,041,070
               Project)
1,805,000      California Educational Facilities Authority Revenue, 5.60% due 10/1/2002 (U.S.C.        Aa1/AA+     1,823,953
               Project)
160,000        California Educational Facilities Authority Revenue, 6.10% due 6/1/2008 (Keck           Baa2/NR       172,472
               Graduate Institute Project)
170,000        California Educational Facilities Authority Revenue, 6.10% due 6/1/2009 (Keck           Baa2/NR       183,484
               Graduate Institute Project)
500,000        California Educational Facilities Authority Revenue Series 1993, 5.15% due 9/1/2003     A1/NR         519,510
               (Santa Clara University Project)
750,000        California Health Facilities Authority Revenue, 5.45% due 10/1/2013                     A3/A          756,975
700,000        California Health Facilities Financing Revenue, 6.40% due 10/1/2005 (Sisters of         Aa3/AA-       719,852
               Providence Project)
670,000        California HFA Revenue Series 1985-B, 9.875% due 2/1/2017                               Aa2/AA-       678,931
1,770,000      California Housing Finance Agency Revenue Series H, 7.00% due 8/1/2024                  Aa2/AA-     1,776,832
1,220,000      California Infrastructure & Economic, 5.35% due 12/1/2009 (American Center For Wine     NR/A        1,301,447
               Food Arts Project; (Insured: ACA)
500,000        California Mobilehome Park Financing Series A, 4.75% due 11/15/2010 (Insured: ACA)      NR/A          520,670
570,000        California Mobilehome Park Financing Series A, 5.00% due 11/15/2013 (Insured: ACA)      NR/A          593,074
2,650,000      California Pollution Control Solid Waste Authority, 6.75% due 7/1/2011  (ETM)*          Aaa/NR      3,067,428
1,000,000      California Pollution Control Solid Waste Management Project Series B, 4.45% due         NR/NR         998,880
               7/1/2027 put 7/1/05
5,000          California Public Works High Technology, 7.375% due 4/1/2006 (VSCO Project)             Aa2/AA-         5,533
290,000        California Rural HMFA Single Family Mortgage Revenue, 5.25% due 6/1/2010                NR/AAA        308,586
               (Collateralized: GNMA/FNMA)
160,000        California Rural HMFA Single Family Mortgage Revenue, 5.65% due 6/1/2010                NR/AAA        171,925
               (Collateralized: GNMA/FNMA)
1,000,000      California State, 11.00% due 8/1/2003 (Insured: FGIC)                                   Aaa/AAA     1,098,580
500,000        California State, 6.40% due 2/1/2006 (Insured: MBIA)                                    Aaa/AAA       564,060
2,000,000      California State, 7.50% due 10/1/2007 (Insured: MBIA)                                   Aaa/AAA     2,430,860
560,000        California State, 6.60% due 2/1/2010 (Insured: MBIA)                                    Aaa/AAA       662,217
1,250,000      California State, 6.50% due 9/1/2010 (Insured AMBAC)                                    Aaa/AAA     1,485,175
1,500,000      California State, 5.50% due 3/1/2012 pre-refunded 3/1/04                                Aaa/AAA     1,611,990
500,000        California State General Obligation, 9.50% due 5/1/2003                                 A1/A+         531,885
1,500,000      California State Public Works Board Lease Revenue Department of Corrections Series A,   Aaa/AAA     1,525,110
               4.90% due 1/1/2003 (Insured: AMBAC)
1,000,000      California State Refunding, 5.75% due 10/1/2010 (Insured: FSA)                          Aaa/AAA     1,139,330
3,000,000      California State Refunding, 5.25% due 2/1/2011 (Insured: FSA)                           Aaa/AAA     3,279,420
1,000,000      California State Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)                     Aaa/AAA     1,361,700
1,000,000      California Statewide Cmntys Development Authority, 5.00% due 7/1/2005 (Insured:FSA)     Aaa/AAA     1,076,830
4,340,000      California Statewide Community Development Authority Certificate of Participation,      NR/NR       4,561,297
               5.90% due 4/1/2009 pre-refunded 4/1/03
1,000,000      California Statewide Community Development Authority Insured Health Facility Revenue    NR/NR       1,084,370
               Series 1996-A, 6.00% due 9/1/2004 (San Gabriel Medical Center Project) (ETM)*
595,000        California Statewide Community Development Authority Revenue, 5.125% due 6/1/2008       Aaa/AAA       646,658
               (Louisiana Orthopaedic Hospital Foundation Project; Insured: AMBAC)
1,000,000      California Statewide Community Development Authority Series 1996-A, 6.00% due           NR/NR       1,107,760
               9/1/2005 (San Gabriel Medical Center Project;  Insured: California Health) (ETM)
1,000,000      California Statewide Community Development Authority Solid Waste Revenue, 4.95% due     NR/BBB      1,017,620
               4/1/2011 put 4/1/04 (Waste Management Inc. Project)
2,000,000      California Statewide Community Development Series E, 4.70% due 11/1/2036 put 6/1/09     NR/A1       2,032,740
1,000,000      Capistrano Unified School District Number 92-1 Community Facilities District Special    NR/NR       1,200,110
               Tax, 7.10% due 9/1/2021 pre-refunded 9/1/07
205,000        Central Valley School Districts Financing Authority, 0% due 2/1/2007 (Insured: MBIA)    Aaa/AAA       176,929
915,000        Coalinga Certificates of Participation, 7.00% due 4/1/2010                              NR/A          926,703
1,000,000      Duarte Certificates of Participation, 6.25% due 4/1/2023 pre-refunded 4/1/03 (Hope      NR/AAA      1,055,820
               National Medical Center Project)
2,730,000      El Monte Certificates of Participation Senior Department Public Services Facility       Aaa/AAA     2,964,835
               Phase II, 5.00% due 1/1/2009 (Insured: AMBAC)
500,000        Escondido Joint Powers Financing Authority Lease Revenue Refunding, 0% due 9/1/2013     Aaa/AAA       274,480
               (California Center For The Arts Project) (Insured: AMBAC)
3,015,000      Escondido Multi Family Housing Revenue Refunding Bond Series 1997-A, 5.40% due          NR/AAA      3,213,508
               1/1/2027 put 7/1/07 (Terrace Gardens Project; Collateralized: FNMA)
240,000        Foothill De Anza Community College District Certificates of Participation, 7.35% due    NR/A-         245,962
               3/1/2007 pre-refunded 9/1/03
400,000        Fresno County Housing Authority Multifamily Revenue Refunding Series A, 4.90% due       NR/AAA        422,536
               11/1/2027 mandatory put 11/1/07  (Housing Creek Park  Apartments Project;
               Collateralized FNMA)
1,000,000      Hawaiian Gardens Redevelopment Agency Project Tax Allocation, 0% due 12/1/2016          NR/BBB-       396,300
575,000        Hawaiian Gardens Redevelopment Agency Refunding, 5.50% due 12/1/2008                    NR/BBB+       621,092
1,100,000      Irvine Ranch Water District Variable Consolidated Bonds, 1.75% due 10/1/2005 put        NR/A1+      1,100,000
               7/1/02  (daily demand notes)
1,000,000      Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018 pre-refunded 8/1/05        Baa3/NR     1,131,160
165,000        Kern High School District, 7.00% due 8/1/2010  (ETM)*                                   A/NR          203,679
500,000        Kern High School District Refunding Series A, 6.30% due 8/1/2011 (Insured: MBIA)        Aaa/AAA       591,185
680,000        Kern High School District Series B, 9.00% due 8/1/2006  (ETM)*                          Aaa/AAA       850,204
585,000        Los Angeles California Special Assessment, 3.75% due 3/1/2004 (Insured: AMBAC)          Aaa/AAA       602,620
250,000        Los Angeles Certificates of Participation, 0% due 9/1/2003                              A2/A          243,948
835,000        Los Angeles Community Redevelopment Agency, 5.00% due 7/1/2009 (Cinerama Dome Public    NR/A          870,554
               Parking Project; Insured: ACA)
435,000        Los Angeles Community Redevelopment Agency, 5.75% due 7/1/2010 (Cinerama Dome Public    NR/A          472,441
               Parking Project; Insured: ACA)
5,000          Los Angeles Convention & Exhibition Center, 9.00% due 12/1/2020 pre-refunded 12/1/05    Aaa/AAA         6,100
275,000        Los Angeles Convention And Exhibition Center Authority Certificates Refunding, 0% due   Aaa/AAA       253,677
               8/15/2005 (Insured: AMBAC)
2,000,000      Los Angeles County Capital Asset, 5.00% due 4/1/2008 (Insured: AMBAC)                   Aaa/AAA     2,178,860
245,000        Los Angeles County Certificates of Participation, 0% due 10/1/2002                      Baa1/A        243,454
700,000        Los Angeles County Certificates of Participation, 0% due 4/1/2003                       Baa1/A        686,784
700,000        Los Angeles Department Airport Revenue Refunding Series A, 5.50% due 5/15/2010          Aaa/AAA       738,430
               (Insured: FGIC)
40,000         Los Angeles Department Water and Power Electric Plant Revenue Crossover Refunding,      Aaa/NR         44,271
               9.00% due 9/1/2004 pre-refunded 9/1/03
415,000        Los Angeles Department Water and Power Electric Plant Revenue Crossover Refunding,      Aa3/A+        455,707
               9.00% due 9/1/2004
45,000         Los Angeles Department Water and Power Electric Plant Revenue Crossover Refunding,      Aaa/A+         49,731
               9.00% due 9/1/2004 (ETM)*
3,000,000      Los Angeles Department Water and Power Revenue Series A, 5.25% due 7/1/2011 (Insured:   Aaa/AAA     3,305,160
               MBIA)
1,940,000      Los Angeles Multi Family Revenue, 5.85% due 12/1/2027 put 12/01/07 (Collateralized:     NR/AAA      2,095,413
               FNMA)
2,500,000      Los Angeles Unified School District Series E, 5.50% due 7/1/2012 (Insured: MBIA)        Aaa/AAA     2,811,175
375,000        Marysville Hospital Revenue, 6.00% due 1/1/2004 pre-refunded 1/1/03  (Freemont -        Aaa/AAA       391,035
               Rideout Health Group Project; Insured: AMBAC)
485,000        Mayers Memorial Hospital District Health Facilities Revenue Insured Series A, 5.375%    NR/A+         505,622
               due 6/1/2009
5,600,000      Metropolitan Water District Southern California Waterworks Revenue, 1.70% due           VMIG1/A1+   5,600,000
               7/1/2035 put 7/1/02 (daily demand note)
3,000,000      Modesto High School District Stanislaus County Series A, 0% due 8/1/2012 (Insured:      Aaa/AAA     1,920,300
               FGIC)
1,205,000      Moorpark Mobile Home Park Revenue Series A, 5.80% due 5/15/2010 (Villa Delaware         NR/A        1,304,412
               Arroyo Project; Insured: ACA)
360,000        Northern California Power Agency Public Power Revenue, 5.65% due 7/1/2007 (Geothermal   Baa2/A-       408,355
               Project 3 A) (ETM)
340,000        Northern California Power Agency Public Power Revenue, 5.65% due 7/1/2007               Baa2/A-       375,122
75,000         Oakland Redevelopment Agency, 7.40% due 5/1/2007 (Insured: AMBAC)                       Aaa/AAA        75,366
1,000,000      Orange County Airport Revenue Bond, 6.00% due 7/1/2007 (Insured: MBIA)                  Aaa/AAA     1,126,160
600,000        Orange County California Recovery Certificates Participation Series A, 6.00% due        Aaa/AAA       676,686
               7/1/2006 (Insured: MBIA)
1,550,000      Orange County Local Transportation Authority Sales Tax Revenue, 5.70% due 2/15/2003     Aa2/AA+     1,586,254
510,000        Orange County Local Transportation Authority Sales Tax Revenue, 6.00% due 2/15/2006     Aa2/AA+       569,308
1,405,000      Orange County Multi Family Housing Revenue, 5.60% due 10/1/2027 mandatory put 10/1/05   NR/AAA      1,437,919
               (Villa Santiago Rehab Project; Collateralized: FNMA)
2,000,000      Orange County Recovery Certificates of Participation Series A, 5.50% due 7/1/2002       Aaa/AAA     2,000,660
               (Insured: MBIA)
2,000,000      Orange County Refunding Recovery, 6.50% due 6/1/2004 (Insured: MBIA)                    Aaa/AAA     2,170,960
2,000,000      Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)                    Aaa/AAA     2,234,880
1,085,000      Orange County Unrefunded Balance Refunding Recovery A, 5.20% due 6/1/2003 (Insured:     Aaa/AAA     1,120,913
               MBIA)
650,000        Orange County Various Sanitation Districts Certificates Participation Refunding Nos     VMIG1/A1+     650,000
               1-7&11, 1.75% due 8/1/2004 (Insured: AMBAC)
1,100,000      Orange County Various Sanitation Districts Certificates Participation Refunding         VMIG1/A1+   1,100,000
               Series A, 1.75% due 8/1/2029 put 7/1/02 (LOC: Dexia Credit Local) (daily demand note)
1,000,000      Piedmont Unified School District Series B, 0% due 8/1/2013                              Aa3/NR        592,220
200,000        Pleasant Hill Multi Family Housing Refunding, 5.30% due 10/1/2020 put 10/01/05          NR/AAA        205,090
               (Ellinwood Apartments project; Collateralized: FNMA)
1,000,000      Pleasanton Unified School District Series B, 0% due 8/1/2016 (Insured: MBIA)            Aaa/AAA       465,800
580,000        Pomona Unified School District General Obligation, 5.35% due 2/1/2005 (Insured: MBIA)   Aaa/AAA       624,596
340,000        Pomona Unified School District General Obligation, 5.40% due 8/1/2005 (Insured: MBIA)   Aaa/AAA       371,134
320,000        Pomona Unified School District Refunding Series A, 6.10% due 2/1/2010 (Insured: MBIA)   Aaa/AAA       369,773
500,000        Richmond Joint Powers Financing Authority Revenue Series A, 5.20% due 5/15/2005         NR/A          535,265
560,000        Sacramento County Sanitation District Financing Authority Revenue Series A, 5.75% due   Aa3/AA        640,998
               12/1/2009
295,000        Sacramento Financing Authority Series 1991, 6.30% due 11/1/2002                         A2/AA-        299,496
820,000        Sacramento Multi Family Housing Revenue, 5.875% due 2/1/2008 put 12/1/03 (Fairways 1    NR/AAA        821,935
               Apartments Project;  Collateralized: FNMA)
2,000,000      Salinas Redevelopment Agency Tax Allocation Series A, 0% due 11/1/2022 (Insured: FSA)   Aaa/AAA       666,480
3,000,000      San Bernardino County Multi Family Housing Revenue Refunding Series A, 4.75% due        Aaa/NR      3,115,320
               12/15/2031 put 12/15/11 (Collateralized: FNMA)
175,000        San Bernardino County Transportation Authority Sales Tax Revenue Series A, 6.00% due    Aaa/AAA       190,472
               3/1/2010 (Insured: FGIC) (ETM)*
1,000,000      San Bernardino Multi Family Housing Refunding, 4.45% due 5/1/2031 mandatory put         NR/AAA      1,021,200
               5/1/11 (Alberta Park Vista Apts A Project; Collateralized: FNMA))
430,000        San Diego California Public Facilities Financing Authority Lease Revenue, 7.00% due     Aaa/AAA       483,079
               4/1/2005 (Insured: MBIA)
455,000        San Diego California Public Facilities Financing Authority Lease Revenue, 7.00% due     Aaa/AAA       525,156
               4/1/2006 (Insured: MBIA)
425,000        San Diego California Public Facilities Financing Authority Lease Revenue, 7.00% due     Aaa/AAA       500,455
               4/1/2007 (Insured: MBIA)
500,000        San Francisco Bay Area Rapid Transit Refunding Sales Tax Revenue, 0% due 7/1/2004       Aaa/AAA       478,505
               (Insured: AMBAC)
1,000,000      San Francisco Bay Area Transit Bridge Toll Notes, 5.625% due 8/1/2006 (Insured: ACA)    NR/A        1,083,410
5,000          San Francisco City and County Redevelopment Mortgage Revenue Series Sec. 8, 6.125%      Aaa/AAA         5,002
               due 7/1/2002 (Insured: MBIA/FHA)
895,000        San Joaquin County Certificates of Participation, 5.90% due 9/1/2003 (General           A2/A-         941,101
               Hospital Project)  (ETM)*
2,200,000      San Jose Evergreen Community College District Series C, 0% due 9/1/2011 (Insured:       Aaa/AAA     1,454,376
               AMBAC)
2,000,000      Santa Ana Multi Family Housing Revenue Bonds Series B, 5.65% due 11/1/2021 put          NR/AAA      2,047,580
               11/1/06 (Collateralized: FNMA
2,000,000      Santa Clara County Housing Authority Series B, 3.80% due 8/1/2004 (River Town           A1/NR       2,019,420
               Apartments Project)
575,000        Seal Beach Redevelopment Agency Mobile Home Park Revenue Series A, 5.20% due            NR/A          595,085
               12/15/2013 (Insured: ACA)
1,435,000      South Orange County Public Finance Authority Special Tax Revenue, 7.00% due 9/1/2005    Aaa/AAA     1,636,661
               (Insured: MBIA)
3,250,000      Southern California Public Power Authority Power Project Revenue Refunding Series A,    Aaa/AAA     3,437,850
               5.50% due 7/1/2012 (Insured: AMBAC) (ETM)*
1,945,000      Stanton Multi Family Housing Revenue Bond Series 1997, 5.625% due 8/1/2029 put 8/1/09   NR/AAA      2,014,378
               (Continental Gardens Project; Collateralized: FNMA)
450,000        Sunline Transit Agency Certificate of Participation California Transit Finance          A2/NR         450,149
               Corporation Series A, 5.50% due 7/1/2002
1,600,000      University of California Regents Certificates of Participation Series 1996, 5.45% due   Aaa/AAA     1,642,064
               6/1/2003 (Various Capital Projects; Insured: MBIA)
870,000        University of California Research Facilities Revenue, 5.25% due 9/1/2002                NR/AA-        875,150
490,000        University of California Revenues Refunding, 6.875% due 9/1/2016 pre-refunded 9/1/02    Aaa/AAA       504,465
               @102 (Insured: MBIA)
625,000        Upland Unified School District Convertible Capital Appreciation, 0% due 8/1/2007        Aaa/AAA       604,987
               (Insured: FSA)
160,000        Ventura California Unified School District Series F, 6.75% due 8/1/2004 (Insured:FSA)   Aaa/AAA       175,603
115,000        Ventura California Unified School District Series F, 6.75% due 8/1/2005 (Insured:FSA)   Aaa/AAA       130,027
800,000        Walnut Valley Unified School District, 9.00% due 8/1/2006  (ETM)*                       Aaa/AAA     1,000,240
1,000,000      Walnut Valley Unified School District, 8.75% due 8/1/2010  (ETM)*                       Aaa/AAA     1,355,740
245,000        Walnut Valley Unified School District Series A, 6.70% due 8/1/2005 (Insured: MBIA)      Aaa/AAA       276,649
250,000        Walnut Valley Unified School District Series A, 6.80% due 2/1/2007 (Insured: MBIA)      Aaa/AAA       291,005
250,000        Walnut Valley Unified School District Series A, 6.90% due 2/1/2008 (Insured: MBIA)      Aaa/AAA       295,673
100,000        Walnut Valley Unified School District Series A, 7.00% due 8/1/2008 (Insured: MBIA)      Aaa/AAA       120,166
450,000        Washington Township Health Care District Revenue, 5.00% due 7/1/2009                    A2/NR         475,155
570,000        West Contra Costa California Unified School District Series A, 6.50% due 8/1/2005       Aaa/AAA       640,617
               (Insured: MBIA)
595,000        West Contra Costa California Unified School District Series A, 7.00% due 8/1/2006       Aaa/AAA       694,091
               (Insured: MBIA)
655,000        West Contra Costa California Unified School District Series A, 7.00% due 8/1/2008       Aaa/AAA       787,088
               (Insured: MBIA)

               TOTAL INVESTMENTS (Cost $135,765,755)                                                           $ 140,800,868

+               Credit ratings are unaudited.
               See notes to financial statements.



Report of independent accountants

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

To the Board of Directors and Shareholders of Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Limited Term Municipal Fund, Inc.- California Portfolio (the "Fund") at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended June 30, 1999 were audited by other independent accountants whose report dated July 27, 1999 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP


New York, New York
August 9, 2002

Index Comparisons

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio

LIMITED TERM CALIFORNIA FUND
Index Comparison
Compares performance of Limited Term California Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the periods ending June 30, 2002. On June 30, 2002, the weighted average securities ratings of both the Index and the Fund were AA and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.6 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance. Performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Class A Shares
Average Annual Total Returns (at max. offering price)
(ending 06/30/02)
One year:                         3.50%
Five years:                       4.21%
Ten years:                        4.72%
Since inception (2/19/87):        5.47%


Class C Shares
Average Annual Total Returns (ending 06/30/02)
One year:                         4.60%
Five years:                       4.10%
From inception (9/1/94):          4.34%


Class I Shares
Average Annual Total Returns (at max. offering price)
One year:                         5.48%
Five years:                       4.89%
Since inception (4/1/97):         5.07%


Directors and officers

Thornburg Limited Term Municipal Fund, Inc. - California Portfolio


Name, Address(1)             Position(s)       Term of       Principal                           Member of          Other
And Age                      Held with         Office        Occupation(s)                       Portfolios         Directorships
                             Fund (2)          and           During Past                         in Fund            Held by
                                               Length of     5 Years                             Complex            Director or
                                               Time                                              Overseen           Nominee for
                                               Served                                            by Director        Director
                                                                                                                    or Nominee
                                                                                                                    for Director (2)

Interested Directors

Garrett Thornburg,           Chairman          Director      CEO, Chairman and Controlling       Eleven             None
55                           of the            Since         Shareholder of Thornburg
                             Board of          1984;         Investment Management, Inc.
                             Directors,        (4)           (investment adviser) and Thornburg
                             Treasurer(3)                    Securities Corporation (securities
                                                             dealer); Chairman of Trustees of
                                                             Thornburg Investment
                                                             Trust (registered investment
                                                             company); CEO and
                                                             Chairman of Thornburg Mortgage,
                                                             Inc. (real estate investment
                                                             trust); Chairman of Thornburg
                                                             Mortgage Advisory Corporation
                                                             (investment manager to Thornburg
                                                             Mortgage, Inc.).

Eliot R. Cutler,             Director(5)       Director      Partner, Akin, Gump, Strauss,        Two               None
53                                             since 1984    Hauer & Feld, LLP, Washington
                                               (4)           D.C. (law firm) since November
                                                             2000; partner, Cutler & Stanfield,
                                                             Washington, D.C. (law firm)
                                                             until November 2000.

Independent Directors

David D. Chase,              Director          Director      Chairman, President and CEO          Eleven            Trustee,
60                                             since         of general partner of Vestor                           Thornburg
                                               2001(4)       Partners, LP, Santa Fe, NM                             Investment Trust
                                                             (private equity fund); Chairman
                                                             and CEO of Vestor Holdings,
                                                             Inc., Santa Fe, NM (merchant
                                                             bank).

James E. Monaghan, Jr.,      Director          Director      President, Monaghan &                Two               None
52                                             since 1984    Associates, Inc. and
                                               (4)           Strategies West, Inc. Denver,
                                                             Colorado (business consultants).

A.G. Newmyer III,            Director          Director      Private investor and management      Two               None
51                                             since 1984    consultant.
                                               (4)

Advisory Director

Richard M. Curry,            Advisory          Advisory      Managing Director, McDonald          Not applicable    None
60                           Director(6)       Director      & Co., Cincinnati, Ohio
                                               Since         (securities dealer) and District
                                               2002(7)       President, Key Bank, Cincinnati,
                                                             Ohio, since March 2000.

Officers of the Fund (who are not Directors) (8)

Dawn B. Fischer,            Secretary         Secretary      Vice President, Secretary and        Not applicable    Not applicable
53                                            Since 1984     Managing Director of Thornburg
                                              (4)            Investment Management, Inc.;
                                                             Secretary and Assistant Treasurer
                                                             of Thornburg Investment
                                                             Trust; Secretary of Thornburg
                                                             Securities Corporation; Vice
                                                             President, Daily Tax Free
                                                             Income Fund, Inc. (registered
                                                             investment company).

Steven J. Bohlin,           Vice President   Vice            Vice President and Managing          Not applicable    Not applicable
41                                           President       Director of Thornburg Investment
                                             Since 1991      Management, Inc.; Vice President
                                             (4)             and Treasurer of Thornburg
                                                             Investment Trust.

George T. Strickland,       Vice President   Vice            Vice President and Managing          Not applicable    Not applicable
37                                           President       Director of Thornburg Investment
                                             Since 1999      Management, Inc.; Vice President
                                             (4)             of Thornburg Investment Trust.

Leigh Moiola,               Vice President   Vice            Vice President, and Managing         Not applicable    Not applicable
33                                           President       Director since 1998, of
                                             Since 1999      Thornburg Investment Management,
                                             (4)             Inc.; Vice President of Thornburg
                                                             Investment Trust since 2001.

Kenneth Ziesenheim,         Vice President   Vice            Managing Director of Thornburg       Not applicable    Not applicable
41                                           President       Investment Management, Inc.;
                                             Since 1995      President of Thornburg Securities
                                             (4)             Corporation; Vice President of
                                                             Thornburg Investment Trust.

Alexander Motola,           Vice President   Vice            Managing Director of Thornburg       Not applicable    Not applicable
31                                           President       Investment Management, Inc.
                                             Since 2001      since 2000; Vice President of
                                             (4)             Thornburg Investment Trust since
                                                             2001; Portfolio Manager, Insight
                                                             Capital Research & Management,
                                                             Inc., Walnut Creek, California
                                                             1995-2000.

Dale Van Scoyk,             Vice President   Vice            Account Manager for Thornburg        Not applicable    Not applicable
52                                           President       Investment Management, Inc.
                                             Since 1999      1997-1999, and Managing Director
                                             (4)             and Vice President since 1999;
                                                             Vice President of Thornburg
                                                             Investment Trust since
                                                             1998; National Account Manager
                                                             for Heartland Funds
                                                             1993-1997.

Joshua Gonze,               Vice President   Vice            Associate and Vice President of      Not applicable    Not applicable
39                                           President       Thornburg Investment Management,
                                             Since 2001      Inc. since 1999; Vice President of
                                             (4)             Thornburg Investment Trust since
                                                             2001; Associate Director, Corporate
                                                             Credit Ratings, Standard & Poor's
                                                             Corporation 1994-1996.

Christopher Ihlefeld,       Vice President   Vice            Associate of Thornburg               Not applicable    Not applicable
31                                           President       Investment Management, Inc.;
                                             Since 1999      Assistant Vice President of
                                             (4)             Thornburg Investment Trust
                                                             since 1999.

(1) Each person's address is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.
(2) The Fund is one of two separate investment "funds" or "portfolios" of Thornburg Limited Term Municipal Fund, Inc. (the "Company"), organized as a Maryland corporation. The Company currently has two funds, which are considered for certain regulatory purposes as parts of a "fund complex" with the nine funds of Thornburg Investment Trust. Thornburg Investment Management, Inc. is the investment adviser to, and manages, the eleven funds of the Company and Thornburg Investment Trust. (3) Mr. Thornburg is considered an "interested" Director under the Investment Company Act of 1940 because he is a director and controlling shareholder of the investment adviser, Thornburg Investment Management, Inc., and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares for the Company. (4) Thornburg Limited Term Municipal Fund, Inc.'s Amended By-Laws provide that each Director shall serve in office until the next annual meeting or the election and qualification of the Director's successor. In accordance with Maryland law, the Company does not hold an annual meeting each year; it may hold shareholder meetings as circumstances require. Officers serve at the pleasure of the Board of Directors.
(5) Mr. Cutler may be considered an "interested" Director of the Company because he is associated with a partnership which receives a portion of Thornburg Investment Management, Inc.'s revenues.
(6) Mr. Curry is an Advisory Director of Thornburg Limited Term Municipal Fund, Inc. Although Thornburg Limited Term Municipal Fund, Inc. does not have an advisory board, its Amended By-Laws provide that the Board of Directors may appoint one or more Advisory Directors who participate in general Board deliberations, but who are not considered in determining any quorum and do not vote on any matter.
(7) As an Advisory Director, Mr. Curry serves at the pleasure of the Board of Directors.
(8) Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.

The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request by calling 1-800-847-0200

Thornburg limited term municipal fund CALIFORNIA portfolio - a shares Outperformed Tax-Exempt Money Market Funds

Investors sometimes ask us to compare Limited Term Municipal California Fund to money market fund returns. These investments have certain differences, and investors in Limited Term Municipal California Fund took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $100,000 investment 06/30/92 through 06/30/02 (after sales charges and fund expenses)

Lipper California Tax-exempt Money Market Index

Thornburg Limited Term
Municipal Fund -
California Portfolio
(after capital gains taxes)

The chart above is for the Fund's Class A Shares only. Class C and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, ten years, and since inception for Class A and Class C shares of the Fund.
Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as quoted in "Lipper California Tax-exempt Money Market Index" for the months covered by this analysis. The increase for the Class A Shares of Limited Term Municipal Fund - California Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $12.67 per share and the ending NAV at $12.96 per share. These investments returned the $100,000 initial investment in addition to the amounts shown above.
Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Limited Term Municipal California Fund representing appreciation of the share price is assumed to be taxed at a 20% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.
Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term Municipal California Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of LTCAX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.
Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term Municipal California Fund also declares dividends daily and pays them monthly.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.